Financial Instruments - Schedule of categories of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amortized cost.
Cash	$ 84,873	$ 10,096
Receivables		38
Financial assets	84,873	10,134
Amortized cost.
Accounts payable and accrued liabilities	26,573	4,316
Deferred acquisition costs	0	3,440
Fair value through profit or loss - Warrants liability	3,126
Financial liabilities	$ 29,699	$ 7,756